Document And Entity Information	6 Months Ended
Jun. 30, 2022
Document Information [Line Items]
Entity Central Index Key	0001840416
Entity Registrant Name	SONO GROUP N.V.
Amendment Flag	true
Amendment Description	The Registrant is filing this post-effective amendment No. 1 to the registration statement on Form F-1 to include the Registrant’s semi-annual condensed consolidated financial statements at June 30, 2022 and for the six months ended June 30, 2022 and 2021 and to update certain other information contained in the registration statement on Form F-1.
Document Type	POS AM
Entity Emerging Growth Company	true
Entity Ex Transition Period	false